Gain on Sales of Real Estate Acquired for Resale (Details) (Real Estate Acquired for Resale [Member], Crest Net Lease, Inc. - wholly owned subsidiary [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate Acquired for Resale [Member] | Crest Net Lease, Inc. - wholly owned subsidiary [Member]
Real Estate Properties [Line Items]
Sales of property acquired for resale (by property)	0	0	2
Proceeds from sales of properties	$ 0	$ 0	$ 2.0